Income Taxes (Details 3) (Research and development, USD $) In Millions, unless otherwise specified	Dec. 31, 2013
State
Tax credit carryforwards
Tax credit carryforwards	$ 0.4
Federal
Tax credit carryforwards
Tax credit carryforwards	$ 0.8